Revenue Recognition - Disaggregated Revenue (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers									$ 4,517	$ 5,189
Gains (losses) on oil, natural gas and NGL derivatives									5	(34)
Total oil, natural gas and NGL revenues	$ 1,926	$ 2,087	$ 2,386	$ 2,196	$ 2,793	$ 2,424	$ 2,289	$ 2,524	8,595	10,030	$ 10,039
Marcellus
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers									856	924
Haynesville
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers									620	838
Eagle Ford
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers									1,561	1,872
Brazos valley
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers									769
Powder River Basin
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers									478	350
Mid-Continent
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers									233	385
Utica
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers										820
Oil
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers									2,543	2,201
Gains (losses) on oil, natural gas and NGL derivatives									(212)	124
Oil | Marcellus
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers									0	0
Oil | Haynesville
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers									0	2
Oil | Eagle Ford
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers									1,289	1,514
Oil | Brazos valley
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers									721
Oil | Powder River Basin
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers									369	244
Oil | Mid-Continent
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers									164	246
Oil | Utica
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers										195
Natural gas
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers									1,782	2,486
Gains (losses) on oil, natural gas and NGL derivatives									217	(147)
Natural gas | Marcellus
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers									856	924
Natural gas | Haynesville
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers									620	836
Natural gas | Eagle Ford
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers									153	173
Natural gas | Brazos valley
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers									32
Natural gas | Powder River Basin
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers									77	68
Natural gas | Mid-Continent
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers									44	84
Natural gas | Utica
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers										401
NGL
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers									192	502
Gains (losses) on oil, natural gas and NGL derivatives									0	(11)
NGL | Marcellus
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers									0	0
NGL | Haynesville
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers									0	0
NGL | Eagle Ford
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers									119	185
NGL | Brazos valley
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers									16
NGL | Powder River Basin
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers									32	38
NGL | Mid-Continent
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers									25	55
NGL | Utica
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers										224
Oil, Natural Gas and NGL
Disaggregation of Revenue [Line Items]
Total oil, natural gas and NGL revenues									4,522	5,155	$ 4,985
Oil, Natural Gas and NGL | Oil
Disaggregation of Revenue [Line Items]
Total oil, natural gas and NGL revenues									2,331	2,325
Oil, Natural Gas and NGL | Natural gas
Disaggregation of Revenue [Line Items]
Total oil, natural gas and NGL revenues									1,999	2,339
Oil, Natural Gas and NGL | NGL
Disaggregation of Revenue [Line Items]
Total oil, natural gas and NGL revenues									192	491
Marketing
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers									3,619	4,390
Gains (losses) on oil, natural gas and NGL derivatives									(4)	7
Total oil, natural gas and NGL revenues									3,967	5,076
Marketing | Oil
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers									2,473	2,740
Gains (losses) on oil, natural gas and NGL derivatives									0	0
Total oil, natural gas and NGL revenues									2,784	3,197
Marketing | Natural gas
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers									900	1,194
Gains (losses) on oil, natural gas and NGL derivatives									(4)	7
Total oil, natural gas and NGL revenues									937	1,423
Marketing | NGL
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers									246	456
Gains (losses) on oil, natural gas and NGL derivatives									0	0
Total oil, natural gas and NGL revenues									246	456
Other marketing revenue
Disaggregation of Revenue [Line Items]
Total oil, natural gas and NGL revenues									352	679
Other marketing revenue | Oil
Disaggregation of Revenue [Line Items]
Total oil, natural gas and NGL revenues									311	457
Other marketing revenue | Natural gas
Disaggregation of Revenue [Line Items]
Total oil, natural gas and NGL revenues									41	222
Other marketing revenue | NGL
Disaggregation of Revenue [Line Items]
Total oil, natural gas and NGL revenues									$ 0	$ 0